Schedule of Allowance for Accounts Receivable (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Accounts Receivable Net
Beginning balance	$ 4,566	$ 6,170	$ 6,170	$ 6,170
Addition				2,750
Write off				(2,750)
Ending balance	$ 4,566	$ 6,170	$ 6,170	$ 6,170